Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information regarding the Company’s Compensation Actually Paid and certain other Company financial information for fiscal years 2026, 2025, 2024, 2023 and 2022.

			Average Summary Compensation Table Total for Non-CEO NEOs(1)(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)			Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)	Net Income (In Millions)(6)	Adjusted EBITDA (In Millions)(7)
2026	$6,004,547	$825,503	$1,567,337	$543,905	$134.39	$69.99	$190.3	$353.8
2025	$6,193,019	$7,579,182	$1,900,729	$2,222,505	$194.96	$114.03	$214.6	$374.5
2024	$5,763,133	$9,714,056	$1,381,549	$1,689,898	$164.57	$99.82	$209.3	$373.9
2023	$5,583,109	$9,544,538	$1,348,444	$1,900,028	$142.06	$87.94	$(82.3)	$378.1
2022	$6,031,517	$9,906,721	$1,507,548	$2,034,984	$120.10	$100.09	$205.4	$367.7

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Represents the total compensation for Mr. Lombardi, our CEO, and the average total compensation for our non-CEO NEOs from the
Summary Compensation Table for 2026, 2025, 2024, 2023, and 2022.
Our non-CEO NEOs include the following individuals for each of 2026, 2025, 2024, 2023, and 2022: Messrs. Mekhail, P’Pool, Zerillo and
Ms. Sacco.

Peer Group Issuers, Footnote	The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the
Compensation Discussion and Analysis. This peer group was changed for 2026 to exclude Jazz Pharmaceuticals, whose revenue size was no longer comparable, Primo Water, which became too large on a revenue basis following a merger, and Vista Outdoor, which was split and later acquired. Spectrum Brands, BellRing Brands, and Simply Good Foods were added as replacements based on their similar financial profile. The Peer Group Total Shareholder Return with respect to the former peer group is $97.76, $84.03, $87.82, $104.52 and
$78.16, for 2022, 2023, 2024, 2025 and 2026, respectively.

PEO Total Compensation Amount	$ 6,004,547	$ 6,193,019	$ 5,763,133	$ 5,583,109	$ 6,031,517
PEO Actually Paid Compensation Amount	$ 825,503	7,579,182	9,714,056	9,544,538	9,906,721
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2026		2025		2024		2023		2022
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total	$6,004,547	$1,567,337	$6,193,019	$1,900,729	$5,763,133	$1,381,549	$5,583,109	$1,348,444	$6,031,517	$1,507,548
- Stock and Option Awards(a)	$4,099,959	$773,934	$4,000,008	$1,019,779	$3,700,034	$611,250	$3,600,031	$592,510	$3,299,970	$565,266
+Year End Fair Value of Equity Awards Granted in the Applicable Year	$2,928,471	$552,796	$4,916,796	$1,223,761	$4,349,174	$718,489	$4,139,342	$718,300	$3,940,907	$735,436
+Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$(3,926,725)	$(784,467)	$711,382	$151,828	$3,372,800	$274,980	$3,171,807	$365,822	$3,085,508	$315,689
+Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(80,832)	$(17,828)	$(242,007)	$(34,034)	$(71,018)	$(73,869)	$250,311	$59,972	$148,759	$41,577
Compensation Actually Paid	$825,503	$543,905	$7,579,182	$2,222,505	$9,714,056	$1,689,898	$9,544,538	$1,900,028	$9,906,721	$2,034,984
(a)Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the
Summary Compensation Table for the applicable year.
(b)Represents the sum of the fair value of all equity awards granted during the covered fiscal year, with financial performance measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, with financial performance measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,567,337	1,900,729	1,381,549	1,348,444	1,507,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 543,905	2,222,505	1,689,898	1,900,028	2,034,984
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Totals and Compensation Actually Paid	2026		2025		2024		2023		2022
	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total	$6,004,547	$1,567,337	$6,193,019	$1,900,729	$5,763,133	$1,381,549	$5,583,109	$1,348,444	$6,031,517	$1,507,548
- Stock and Option Awards(a)	$4,099,959	$773,934	$4,000,008	$1,019,779	$3,700,034	$611,250	$3,600,031	$592,510	$3,299,970	$565,266
+Year End Fair Value of Equity Awards Granted in the Applicable Year	$2,928,471	$552,796	$4,916,796	$1,223,761	$4,349,174	$718,489	$4,139,342	$718,300	$3,940,907	$735,436
+Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	$(3,926,725)	$(784,467)	$711,382	$151,828	$3,372,800	$274,980	$3,171,807	$365,822	$3,085,508	$315,689
+Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(80,832)	$(17,828)	$(242,007)	$(34,034)	$(71,018)	$(73,869)	$250,311	$59,972	$148,759	$41,577
Compensation Actually Paid	$825,503	$543,905	$7,579,182	$2,222,505	$9,714,056	$1,689,898	$9,544,538	$1,900,028	$9,906,721	$2,034,984
(a)Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the
Summary Compensation Table for the applicable year.
(b)Represents the sum of the fair value of all equity awards granted during the covered fiscal year, with financial performance measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, with financial performance measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to Total Shareholder Return for Prestige and the peer group for 2026, 2025, 2024, 2023, and 2022.
PAY VS TSR

¢	Compensation Actually Paid to CEO	¢	Average Compensation Actually Paid to Non-CEO NEOs
	Prestige Total Shareholder Return		Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income	The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to net income and adjusted EBITDA for 2026, 2025, 2024, 2023, and 2022.
PAY VS NET INCOME AND ADJUSTED EBITDA

¢	Compensation Actually Paid to CEO	¢	Average Compensation Actually Paid to Non-CEO NEOs
	Prestige Net Income		Prestige Adjusted EBITDA

Compensation Actually Paid vs. Company Selected Measure	The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to net income and adjusted EBITDA for 2026, 2025, 2024, 2023, and 2022.
PAY VS NET INCOME AND ADJUSTED EBITDA

¢	Compensation Actually Paid to CEO	¢	Average Compensation Actually Paid to Non-CEO NEOs
	Prestige Net Income		Prestige Adjusted EBITDA

Total Shareholder Return Vs Peer Group	The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to Total Shareholder Return for Prestige and the peer group for 2026, 2025, 2024, 2023, and 2022.
PAY VS TSR

¢	Compensation Actually Paid to CEO	¢	Average Compensation Actually Paid to Non-CEO NEOs
	Prestige Total Shareholder Return		Peer Group Total Shareholder Return

Tabular List, Table

Most Important Financial Performance Measures
Net Sales
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 134.39	194.96	164.57	142.06	120.10
Peer Group Total Shareholder Return Amount	69.99	114.03	99.82	87.94	100.09
Net Income (Loss)	$ 190,300,000	$ 214,600,000	$ 209,300,000	$ (82,300,000)	$ 205,400,000
Company Selected Measure Amount	353,800,000	374,500,000	373,900,000	378,100,000	367,700,000
PEO Name	Mr. Lombardi
Additional 402(v) Disclosure	Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-CEO NEOs during 2026, 2025, 2024, 2023, and 2022 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The table shown on the following page details the adjustments.
Total Shareholder Return for each fiscal year assumes $100 was invested at the close of March 31, 2021 in the Company and the Peer
Group and that any dividends were reinvested when and as paid.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of
Regulation S-K. Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense, integration, transition, purchase accounting, legal and various other costs associated with acquisitions and divestitures, trade name impairment and certain tax adjustments. This metric and definition is consistent with Adjusted EBITDA used in the Annual Incentive Plan, as described in the
Compensation Discussion and Analysis. Please refer to Appendix A for a reconciliation of Non-GAAP Adjusted EBITDA to GAAP Net Income.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,099,959)	$ (4,000,008)	$ (3,700,034)	$ (3,600,031)	$ (3,299,970)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,928,471	4,916,796	4,349,174	4,139,342	3,940,907
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,926,725)	711,382	3,372,800	3,171,807	3,085,508
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,832)	(242,007)	(71,018)	250,311	148,759
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(773,934)	(1,019,779)	(611,250)	(592,510)	(565,266)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	552,796	1,223,761	718,489	718,300	735,436
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,467)	151,828	274,980	365,822	315,689
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,828)	$ (34,034)	$ (73,869)	$ 59,972	$ 41,577